Deposits and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
FF Intelligent Mobility Global Holdings Ltd [Member]
Deposits and Other Current Assets (Tables) [Line Items]
Schedule of deposits and other current assets
	2020	2019
Deposits
Deposits for tooling and equipment	$3,308	$3,385
Other deposits	3,104	1,779
Total deposits	$6,412	$5,164

Other current assets
Notes receivable	$40	$3,640
Due from affiliate	2,034	2,715
Prepaid expenses	762	961
Other current assets	3,364	3,199
Total other current assets	$6,200	$10,515